Expense Example, No Redemption {- Franklin Mutual Quest Fund} - Franklin Mutual Series Funds-29 - Franklin Mutual Quest Fund - Class C	Oct. 01, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 182
3 Years	563
5 Years	970
10 Years	$ 2,105